DISCONTINUED OPERATIONS - Narrative (Details) £ in Thousands		12 Months Ended
	May 07, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	May 07, 2020 GBP (£)
DISCONTINUED OPERATIONS
Consideration receivable		€ 56,000	€ 148,000
Consideration receivable			192,000
Consideration receivable, noncurrent		0	44,000
Proceeds from sale of discontinued operations		235,000	259,000
GIVEMEBET
DISCONTINUED OPERATIONS
Remaining assets and liabilities		€ 0	€ 0
GIVEMESPORT
DISCONTINUED OPERATIONS
Cash consideration	€ 56,000			£ 50
Percentage of additional consideration	10.00%
Period of aggregate revenue for additional consideration	21 months
Frequency of consideration settled in cash		3 months
Consideration receivable		€ 56,000